Investments in Affiliates (Summarized Income Statement Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment In Affiliates [Abstract]
Revenues	$ 4,695	$ 4,492	$ 3,784
Operating Income	1,197	863	928
Net income	$ 699	$ 491	$ 536